Business Acqusition (Details) - Judge China [Member]	Nov. 09, 2016 USD ($)
Business Acquisition [Line Items]
Cash acquired	$ 268,014
Accounts receivable	325,888
Prepayment and other receivable	67,570
Property and equipment, net	1,875
Intangible - customer relationship, net	339,883
Wages payable and accruals	(86,483)
Tax payables	(16,147)
Other payable and other current liabilities	(259,361)
Deferred tax liability	(65,264)
Non-controlling interests	(290,994)
Goodwill	195,080
Total consideration	$ 480,061